Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities

Figures in million - SA rand	2020	2019	2018
Dividend declared and paid (interim)	1,338.1	-	-
Dividend declared after 31 December 2020 (final)	9,485.5	-	-
Total dividends declared	10,823.6	-	-
Dividend per share (interim) - cents	50	-	-
Dividend per share (final) - cents	321	-	-

Schedule of Reconciliation of (loss)/profit attributable to the owners
Figures in million - SA rand	2020	2019	2018
Profit/(loss) attributable to the owners of Sibanye-Stillwater	29,311.9	62.1	(2,499.6)
Adjusted for:
Loss/(gain) on financial instruments	2,450.3	6,015.1	(1,704.1)
Loss/(gain) on foreign exchange differences	255.0	(325.5)	(1,169.1)
Gain on disposal of property, plant and equipment	(98.8)	(76.6)	(60.2)
(Reversal of impairments)/impairments	(121.4)	86.0	3,041.4
Gain on acquisition	-	(1,103.0)	-
Restructuring costs	436.2	1,252.4	142.8
Transaction costs	138.6	447.8	402.5
Gain on derecognition of borrowings and derivative financial instrument	-	-	(230.0)
Occupational healthcare expense	52.3	(39.6)	15.4
Loss on BTT early settlement	186.2	-	-
Income on settlement of legal dispute	(580.0)	-	-
Loss due to dilution of interest in joint operation	30.2	-	-
Loss on settlement of US$ Convertible Bond	1,506.7	-	-
Other	-	-	18.7
Change in estimated deferred tax rate	54.0	(1,551.0)	1,295.2
Share of results of equity-accounted investees after tax	(1,699.8)	(721.0)	(344.2)
Tax effect of the items adjusted above	(1,277.3)	(1,643.8)	(345.7)
Non-controlling interest effect of the items listed above	(36.9)	(42.7)	-
Normalised earnings[1]	30,607.2	2,360.2	(1,436.9)

[1] Non-IFRS measure such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS